Shareholder Fees {- Stock Selector All Cap Portfolio}	Oct. 20, 2021 USD ($)
NF_02.28 VIP Stock Selector All Cap Portfolio Investor PRO -01 | Stock Selector All Cap Portfolio
Shareholder Fees:
(fees paid directly from your investment)